INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenue [Member]		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Concentration Risk [Line Items]
Percentage		27.00%	33.00%	30.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage		5.00%	7.00%	12.00%
Customer C [Member]
Concentration Risk [Line Items]
Percentage	[1]	27.00%	16.00%	15.00%

[1]	Represents aggregated revenue to four customers accounted between 5% and 9% of revenue during 2019, to two customers accounted for 7% and 9% of revenue during 2018, and to two customers accounted for 7% and 8% of revenue during 2017.